STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,811,845.000000	2,237,085
Granted and reinvested dividends	1,217,487	826,081
Exercised	(597,015)	(984,342)
Forfeited	(213,392)	(266,979)
Outstanding, end of year	2,218,925.000000	1,811,845.000000
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	2,327,647.000000	2,396,458
Granted and reinvested dividends	131,051	735,117
Exercised	(334,930)	(333,111)
Forfeited	(119,328)	(470,817)
Outstanding, end of year	2,004,440.00000	2,327,647.000000